Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.001 par value per share Amended and Restated 2021 Incentive Award Plan
Amount Registered | shares	16,757,204
Proposed Maximum Offering Price per Unit	5.845
Maximum Aggregate Offering Price	$ 97,945,857.38
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,995.51
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, par value $0.001 per share ("Ordinary Share"), of Vertical Aerospace Ltd. (the "Company") that become issuable under the Company's Amended and Restated 2021 Incentive Award Plan (the "Amended and Restated Incentive Plan") by reason of any future share dividend, share split, recapitalization or other any similar transaction. (2) Represents 17,875,724 additional Ordinary Shares reserved for issuance under the Amended and Restated Incentive Plan. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company's Ordinary Shares as reported on the New York Stock Exchange on August 1, 2025, which date is within five business days prior to the filing of this Registration Statement.